Average Annual Total Returns - LVIP Delaware High Yield Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	ICE BofA U.S. High Yield Constrained Index 1 year		ICE BofA U.S. High Yield Constrained Index 5 years		ICE BofA U.S. High Yield Constrained Index 10 years
Total	7.24%	7.73%	5.94%	6.89%	7.44%	5.67%	6.07%	[1]	8.42%	[1]	6.61%	[1]

[1]	Index Returns are based on July 28, 1988 inception date of the Predecessor Fund.